SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Security Description

Common Stock (1.84%)	Shares	Value

Consumer, Non-cyclical (1.84%)
Pyxus International Inc*,#	161,722	$646,888

Energy (0.00%)
CHC Group LLC*,(a)	9,358	—

Financial (0.00%)
CBL & Associates LP(a),(b)	1,526,000	—
CBL & Associates LP(a),(b)	1,000,000	—
Total Financial		—

Total Common Stock (Cost $2,111,217)		646,888

Corporate Debt (87.90%)	Par Value	Value

Communications (4.48%)
Sirius XM Radio LLC, 3.875%, 9/1/2031 (144A)	1,250,000	1,068,993
Windstream Services LLC / Windstream Escrow Finance Corp, 8.250%, 10/1/2031 (144A)	500,000	508,857
Total Communcations		1,577,850

Consumer, Cyclical (30.62%)
Acushnet Co, 7.375%, 10/15/2028 (144A)	1,250,000	1,293,434
Air Canada 2020-1 Class C Pass Through Trust, 10.500%, 7/15/2026 (144A)	1,000,000	1,060,000
AMC Entertainment Holdings Inc, 7.500%, 2/15/2029 (144A)	1,250,000	939,047
AS Mileage Plan IP Ltd, 5.308%, 10/20/2031 (144A)	500,000	488,371
AS Mileage Plan IP Ltd, 5.021%, 10/20/2029 (144A)	500,000	490,099
Cinemark USA Inc, 5.250%, 7/15/2028 (144A)	1,000,000	970,086
Cummins Inc, 5.150%, 2/20/2034	750,000	760,484
Guitar Center Inc, 8.500%, 1/15/2026 (144A)	1,250,000	1,010,126
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)(c)	1,250,000	1,142,577
Six Flags Entertainment Corp /Six Flags Theme Parks Inc/ Canada’s Wonderland Co, 6.625%, 5/1/2032 (144A)	1,500,000	1,512,164
WMG Acquisition Corp, 3.000%, 2/15/2031 (144A)(c)	1,250,000	1,114,448
Total Consumer, Cyclical		10,780,836

Consumer, Non-cyclical (26.33%)
1261229 BC Ltd, 10.000%, 4/15/2032 (144A)	500,000	496,605
The GEO Group Inc, 10.250%, 4/15/2031	750,000	815,233
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl, 5.750%, 4/1/2033	1,500,000	1,523,040
Kraft Heinz Foods Co, 4.375%, 6/1/2046(c)	1,500,000	1,225,886
The Kroger Co, 5.000%, 9/15/2034	500,000	487,837
Mars Inc, 5.000%, 3/1/2032 (144A)	600,000	601,721
Mars Inc, 5.650%, 5/1/2045 (144A)	500,000	499,578
Primo Water Holdings Inc / Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	750,000	747,518
Roche Holdings Inc, 5.593%, 11/13/2033 (144A)	1,350,000	1,415,109
United Rentals North America Inc, 6.000%, 12/15/2029 (144A)(c)	750,000	761,441
Viking Baked Goods Acquisition Corp, 8.625%, 11/1/2031 (144A)	750,000	693,360
Total Consumer, Non-cyclical		9,267,328

Energy (6.43%)
Talos Production Inc, 9.375%, 2/1/2031 (144A)	1,000,000	1,016,826
Transocean Inc, 8.000%, 2/1/2027 (144A)	1,250,000	1,245,264
Total Energy		2,262,090

Financial (17.25%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.850%, 10/29/2041(c)	750,000	591,301
American Homes 4 Rent LP, 5.500%, 2/1/2034	1,000,000	998,709
Iron Mountain Inc, 6.250%, 1/15/2033 (144A)	1,250,000	1,240,205
JPMorgan Chase & Co, 3.882%, 7/24/2038	750,000	650,406
Sun Communities Operating LP, 5.700%, 1/15/2033	1,000,000	1,018,257
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC, 6.500%, 2/15/2029 (144A)	500,000	449,010
Visa Inc, 2.700%, 4/15/2040	1,500,000	1,122,568
Total Financial		6,070,456

Industrial (0.00%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022#,(a),(b)	548,153	—

Technology (2.79%)
KLA Corp, 4.700%, 2/1/2034	1,000,000	981,179

Total Corporate Debt (Cost $31,402,888)		30,939,739

SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Municipal Bonds (0.09%)	Par Value	Value

Development (0.09%)
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)(b)	250,000	3,375
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(b)	2,050,000	27,675
Total Development		31,050

Total Municipal Debt (Cost $2,280,321)		31,050

United States Treasury Bills (8.47%)	Par Value	Value
United States Treasury Bill, 0.000%, 5/29/2025 (Cost $2,979,753)	3,000,000	2,979,518

Term Loans (1.95%)	Shares	Value
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/27/2027(d)	442,113	391,542
Pyxus Holdings Inc, TSFR1M (floor 1.500%) + 8.000%, 12/31/2027(d)	294,742	294,005
Total Term Loans (Cost $732,253)		685,547

Purchased Options - Puts (0.01%)	Contracts	Value
10-Year US Treasury Note Futures
Notional amount $5,325,000, premiums paid $20,313, exercise price $106.50, expires 5/23/25	50	3,125
10-Year US Treasury Note Futures
Notional amount $2,600,000, premiums paid $25,391, exercise price $104.00, expires 5/23/25	25	781
Total Options (Cost $45,703)		3,906

Total Investments (Cost $39,552,135) (100.26%)		$35,286,648
Liabilities in Excess of Other Assets (-0.26%)		(89,786)
Net Assets (100.00%)		$35,196,862

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2025, these securities had a total aggregate market value of $19,726,896, which represented approximately 56.05% of net assets.

* Non income security.

# Security is illiquid.

(a) Level 3 security fair valued under procedures established by the Board of Trustees, represents 0% of net assets. The total value of the fair value security is $0.00.

(b) Defaulted security.

(c) Designated as collateral for Fund’s activity in securities sold short.  As of March 31, 2025, the Fund has no open short sales.

(d) Variable rate security.

Credit Default Swaps*,**,*** (-0.51%)	Maturity Date	Fixed Deal (Pay Rate)	Implied Credit Spread at March 31, 2025	Notional Amount	Period Payment Frequency	Fair Value	Upfront Premiums Received	Unrealized Appreciation
Buy Protection
CDX NA.IG.44 6/30	6/20/2030	1.00%	0.62%	10,000,000	Quarterly	(179,800)	(196,995)	17,195
Total Buy Protection						(179,800)	(196,995)	17,195

* For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

** For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period-end will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of the referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

*** For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract.

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Security Description	Shares	Value
Common Stock (90.66%)

Australia (0.72%)
The Lottery Corp Ltd	97,900	$291,216

Brazil (2.00%)
Centrais Eletricas Brasileiras SA	32,582	231,332
RioCan Real Estate Investment Trust	47,900	570,928
Total Brazil		802,260

Britain (6.91%)
Halma PLC	17,000	566,835
The Sage Group PLC	51,600	804,594
Smiths Group PLC	34,600	863,134
St James’s Place PLC	16,471	207,890
The Weir Group PLC	11,219	336,250
Total Britain		2,778,703

Canada (5.86%)
Barrick Mining Corp	21,300	413,607
George Weston Ltd	2,140	364,877
IGM Financial Inc#	18,500	569,069
Shopify Inc*	1,900	180,775
Stantec Inc	4,200	348,176
Suncor Energy Inc	12,378	479,339
Total Canada		2,355,843

China (8.36%)
Alibaba Group Holding Ltd	1,500	198,345
ANTA Sports Products Ltd	23,600	259,018
BYD Co Ltd	6,000	302,888
Fuyao Glass Industry Group Co Ltd	85,600	610,557
Haitian International Holdings Ltd	76,000	200,717
Kingsoft Corp Ltd	122,800	594,187
Kuaishou Technology (144A)*	48,400	338,068
Tencent Holdings Ltd	13,400	855,896
WuXi XDC Cayman Inc*	136	776
Total China		3,360,452

Denmark (1.14%)
Genmab A/S*	1,494	290,187
Novo Nordisk A/S	2,400	166,656
Total Denmark		456,843

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

France (7.11%)
BNP Paribas SA	23,361	1,943,843
Credit Agricole SA	13,205	239,656
Eiffage SA	1,200	139,241
L’Oreal SA	829	307,500
SEB SA	2,432	228,518
Total France		2,858,758

Germany (2.01%)
Henkel AG & Co KGaA	7,500	540,003
Infineon Technologies AG	8,111	266,725
Total Germany		806,728

Hong Kong (4.53%)
AIA Group Ltd	135,300	1,018,955
Bosideng International Holdings Ltd	627,000	321,514
Prudential PLC	45,000	480,305
SITC International Holdings Co Ltd	200	544
Total Hong Kong		1,821,318

India (2.07%)
ICICI Bank Ltd	13,900	438,128
Wipro Ltd	128,075	391,910
Total India		830,038

Italy (3.56%)
Ferrari NV	415	176,093
Intesa Sanpaolo SpA	125,300	641,751
Poste Italiane SpA (144A)	14,300	254,191
Snam SpA	69,242	359,207
		1,431,242
Japan (16.81%)
Advantest Corp	3,500	151,058
Azbil Corp	40,400	310,228
Canon Inc	40,700	1,260,713
Hitachi Ltd	7,700	177,563
Japan Post Holdings Co Ltd#	20,600	205,099
Kintetsu Group Holdings Co Ltd	10,700	227,620
Konami Group Corp	2,100	246,192
MISUMI Group Inc	37,200	611,871
Mitsubishi Electric Corp	26,400	478,860
Mitsubishi UFJ Financial Group Inc	19,300	258,825
Nissan Chemical Corp	19,300	571,962
Santen Pharmaceutical Co Ltd	38,500	364,060
Sony Group Corp	8,300	210,737
Sumitomo Mitsui Financial Group Inc	8,300	210,052
Suzuki Motor Corp	20,500	247,439
Tokyo Electron Ltd	1,300	174,338
USS Co Ltd	51,200	475,105
Yokogawa Electric Corp	29,300	565,265
Total Japan		6,746,987

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Mexico (0.69%)
Promotora y Operadora de Infraestructura SAB de CV	27,700	279,040

Netherlands (1.66%)
ASM International NV	400	179,768
ASML Holding NV	351	232,583
Heineken Holding NV	3,500	253,327
Total Netherlands		665,678

Singapore (1.22%)
DBS Group Holdings Ltd	14,200	491,160

South Africa (2.24%)
Old Mutual Ltd	1,384,300	898,710

South Korea (3.42%)
Kia Corp	3,206	200,850
Korean Air Lines Co Ltd	39,167	566,247
Orion Corp	5,000	400,119
Samsung Electronics Co Ltd	5,300	207,926
Total South Korea		1,375,142

Spain (3.04%)
Acciona SA	4,300	561,982
CaixaBank SA	85,031	659,972
Total Spain		1,221,954

Sweden (4.25%)
Indutrade AB	32,404	893,110
Lifco AB	23,128	816,485
Total Sweden		1,709,595

Switzerland (7.79%)
Nestle SA	7,305	739,047
Novartis AG	3,000	331,845
Roche Holding AG	6,272	2,059,916
Total Switzerland		3,130,808

Taiwan (3.51%)
Taiwan Semiconductor Manufacturing Co Ltd	8,499	1,410,834

Turkey (1.76%)
Canadian Natural Resources Ltd	12,400	381,602
Turkiye Sise ve Cam Fabrikalari AS	321,927	327,281
Total Turkey		708,883

Total Common Stock (Cost $32,587,525)		36,432,192

Preferred Stock (6.39%)
Germany (6.39%)
FUCHS SE	27,000	1,294,645

SHELTON INTERNATIONAL SELECT EQUITY FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Itausa SA	768,000	1,271,813
Total Preferred Stock (Cost $2,344,903)		2,566,458

Collateral Received For Securities on Loan (1.02%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $410,022)	410,022	410,022

Total Investments (Cost $35,342,450) (98.07%)		$39,408,672
Other Net Assets (1.93%)		777,489
Net Assets (100.00%)		$40,186,161

* Non-income producing security.

# Loaned Security; a portion of the security is on loan at Match 31, 2025 in the amount of $394,007.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2025, these securities had a total aggregate market value of $592,259, which represented approximately 1.47% of net assets.

SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Security Description	Shares	Value
Common Stock (94.80%)

Brazil (3.49%)
Cosan SA	106,700	$138,552
Iguatemi SA	201,700	657,429
Total Brazil		795,981

China (29.14%)
Alibaba Group Holding Ltd	52,100	857,052
ANTA Sports Products Ltd	41,700	457,671
BYD Co Ltd	12,000	605,776
CMOC Group Ltd	139,000	114,328
CSPC Pharmaceutical Group Ltd	332,000	210,778
Fuyao Glass Industry Group Co Ltd (144A)	74,000	527,818
GF Securities Co Ltd	300,400	405,367
Haier Smart Home Co Ltd	111,100	356,955
JD.com Inc	23,000	475,306
Kingsoft Corp Ltd	26,000	125,805
Meituan(144A)*	7,000	140,160
NetEase Inc	6,000	121,834
Ping An Insurance Group Co of China Ltd	19,000	113,056
Tencent Holdings Ltd	25,600	1,635,144
UBTech Robotics Corp Ltd*	16,250	164,148
Zijin Mining Group Co Ltd	148,748	337,982
Total China		6,649,180

Hungary (0.91%)
Richter Gedeon Nyrt	7,510	206,880

India (15.22%)
Dr Reddy’s Laboratories Ltd	64,000	844,160
HDFC Bank Ltd	12,795	850,100
ICICI Bank Ltd	23,123	728,837
Infosys Ltd	10,400	189,800
Wipro Ltd#	281,400	861,084
Total India		3,473,981

Indonesia (1.67%)
Bank Central Asia Tbk PT	230,000	118,063
Ciputra Development Tbk PT	2,364,000	107,072
United Tractors Tbk PT	110,300	156,867
Total Indonesia		382,002

Mexcio (2.25%)
Arca Continental SAB de CV	28,000	292,746
GCC SAB de CV	24,000	220,051
Total Mexico		512,797

Philippines (3.04%)
Ayala Land Inc	220,000	88,353
Manila Electric Co	41,970	403,064
SM Prime Holdings Inc	480,600	201,404
Total Philippines		692,821

SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

Poland (2.79%)
Powszechna Kasa Oszczednosci Bank Polski SA	32,784	636,681

Singapore (0.56%)
Trip.com Group Ltd	2,000	127,026

South Africa (5.10%)
Bidvest Group Ltd	29,000	372,590
Old Mutual Ltd	985,000	639,478
Tiger Brands Ltd	10,000	151,600
Total South Africa		1,163,668

South Korea (11.08%)
Innocean Worldwide Inc	10,407	123,473
Korean Air Lines Co Ltd	43,100	623,107
Kumho Tire Co Inc*	104,000	334,241
S-1 Corp	10,000	437,111
Samsung Electronics Co Ltd	17,612	690,943
Shinhan Financial Group Co Ltd	10,000	319,349
Total South Korea		2,528,224

Taiwan (18.45%)
Advantech Co Ltd	20,000	225,394
Arcadyan Technology Corp	34,000	229,902
CTBC Financial Holding Co Ltd	124,000	147,011
Delta Electronics Inc	15,000	162,284
MediaTek Inc	11,900	497,100
Nien Made Enterprise Co Ltd	12,000	142,089
Realtek Semiconductor Corp	35,000	550,113
Taiwan Semiconductor Manufacturing Co Ltd	82,500	2,256,198
Total Taiwan		4,210,091

Turkey (1.10%)
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	84,016	251,502

Total Common Stock (Cost $18,165,708)		21,630,834

Preferred Stock (3.20%)

Brazil (3.20%)
Itau Unibanco Holding SA	80,520	443,343
Itausa SA	173,000	286,489
Total Preferred Stock (Cost $794,983)		729,832

Collateral Received for Securities on Loan (0.04%)
Mount Vernon Liquid Assets Portfolio, 7-Day Yield: 4.46% (Cost $9,750)	9,750	9,750

United States Treasury Bills (1.31%)
United States Treasury Bill 0.000%. 5/8/2025(a) (Cost $298,703)	300,000	298,692

Total Investments (Cost $19,269,144) (99.35%)		$22,669,108
Other Net Assets (0.65%)		149,215
Net Assets (100.00%)		$22,818,323

SHELTON EMERGING MARKETS FUND
Portfolio of Investments (Expressed in U.S. Dollars) 3/31/2025

* Non-income producing security.

# Loaned Security; a portion of the security is on loan at March 31, 2025 in the amount of $9,180.

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of March 31, 2025, these securities had a total aggregate market value of $667,978, which represented approximately 2.93% of net assets.

(a) A portion of these securities, a total of $99,564, have been pledged or segregated in connection with obligations for futures contracts.

Futures contracts at March 31, 2025

Contracts - $50 times premium / delivery month / commitment / exchange	Notional Amount	Value	Unrealized Appreciation
8 / JUN 2025 / Long / ICE	454,965	444,320	(10,645)